Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income (loss)	$ (4,169)	$ 2,483	$ 1,427	$ 3,379	$ 2,738
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation expense	4,580	2,657	3,847	2,096	1,017
Provision for doubtful accounts	230	71	172	114	(18)
Stock-based compensation expense	9,533	3,253	4,796	1,448	638
Excess tax benefit from stock-based compensation	(823)	1	(1,541)	(9)	(73)
Deferred taxes	701	0	301	290	73
Donation of common stock to Tableau Foundation	0	0	1,851	0	0
Changes in operating assets and liabilities
Accounts receivable	(13,479)	(7,116)	(17,567)	(9,420)	(1,064)
Prepaid expenses, deposits and other assets	(2,812)	(1,674)	(1,585)	(973)	(8)
Income taxes receivable	(3,453)	0	(1,072)	0	0
Deferred revenue	19,527	11,822	15,421	10,514	3,764
Accounts payable and accrued liabilities	9,028	2,712	8,240	5,264	3,309
Income taxes payable	216	1,106	(51)	180	0
Net cash provided by operating activities	19,079	15,315	14,239	12,883	10,376
Investing activities
Purchase of property and equipment	(11,515)	(5,461)	(7,036)	(4,930)	(2,169)
Net cash used in investing activities	(11,515)	(5,461)	(7,036)	(4,930)	(2,169)
Financing activities
Proceeds from public offering, net of underwriters discount and offering costs	176,974	0	0	0	0
Payment on capital lease obligations	0	0	0	(127)	0
Proceeds from issuance of common stock upon exercise of stock options	1,672	284	606	85	259
Payments to repurchase common stock	0	0	0	(308)	0
Deferred initial public offering costs	0	0	(271)	0	0
Excess tax benefit from stock-based compensation	823	(1)	1,541	9	73
Net cash provided by (used in) financing activities	179,469	283	1,876	(341)	332
Effect of exchange rate changes on cash and cash equivalents	2	0	0	0	0
Net increase in cash and cash equivalents	187,035	10,137	9,079	7,612	8,539
Cash and cash equivalents
Beginning of period	39,302	30,223	30,223	22,611	14,072
End of period	226,337	40,360	39,302	30,223	22,611
Supplemental information
Fixed asset accruals	3,155	681	2,302	709	230
Assets acquired through capital lease	0	0	0	0	127
Cash paid during the year for income taxes	344	2,930	3,111	60	7
Deferred initial public offering cost accruals	$ 0	$ 0	$ 66	$ 0	$ 0